Subsequent Events	6 Months Ended
Sep. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
25.	SUBSEQUENT EVENTS

On November 15, 2022, the shareholders of the Company approved change of the name of the Company from Dragon Victory International Limited to Metalpha Technology Holding Limited.

On November 28, 2022, the Company entered into a Sale and Purchase Agreement with Antalpha to purchase 49% equity interest of Metalpha Limited from Antalpha at a consideration of US$2,500,000, which shall be satisfied by the allotment and issuance of 2,500,000 shares of par value of US$0.0001 in the capital of the Company. Upon completion of the transaction, Metalpha Limited will be an indirectly wholly-owned subsidiary of the Company. The transaction was completed on January 4, 2023.

On November 28, 2022, Antalpha entered into a Securities Subscription and Warrant Purchase Agreement with the Company to subscribe 7,500,000 shares of par value US$0.0001 each in the share capital of the Company, upon the exercise of which Antalpha is entitled to purchase, and the Company is obligated to issue and sell, the corresponding number of shares of par value US$0.0001 each of the share capital of the Company.

On January 20, 2023, the Board of the Company, unanimously approved the Company’s plan to discontinue and cease the Mainland China Business, which was conducted by the Company through its subsidiaries, Hangzhou Dacheng and Hangzhou Longyun.

On February 20, 2023, Metalpha Holding (HK) Limited (“Metalpha HK”), an indirect wholly-owned subsidiary of the Company, Liu Limin and Wang Wei (as the registered nominee shareholders of Hangzhou Longyun) entered into a sale and purchase agreement (“SPA”) with two individual third parties, Xu Yang and Zheng Liqing (collectively, the “Purchasers”). Pursuant to the SPA, the Purchasers will purchase from Metalpha HK the entire equity interest of Hangzhou Dacheng, and from Liu Limin and Wang Wei the entire equity interest of Hangzhou Longyun (the “Transaction”). The Transaction was proposed to implement the Company’s decision to discontinue the Mainland China Business. The aggregate consideration for the Transaction is US$1.00.